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                                   Form 24F-2

[(P)3821]                          Form 24F-2
[Amended in release No. 33-7959 ((P)14,024), effective March 12, 2001,
                                  66F.R.14071.]

            Annual Notice of Securities Sold Pursuant to Rule 24f-2

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

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  1.    Name and address of Issuer:  Dupree Mutual Funds
                                     125 South Mill Street
                                     Lexington Ky 40507
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  2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
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  3.    Investment Company Act File Number:  811-2918
        Securities Act File Number:  2-64233
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  4(a). Last day of fiscal year for which this Form is filed:  June 30, 2002
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  4(b). [_]   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year).
              (See Instruction A.2)
  Note: If the Form is being filed late, interest must be paid on the registration fee due.
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  4(c). [_]   Check box if this is the last time the Issuer will be filing this
              Form.
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
   5. Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during
             the fiscal year pursuant to section 24(f):                     $197,490,839
                                                                             -----------

      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:             $87,795,186
                                                              ----------

      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the Commission:    $          0
                                                              -----------
      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii):                                   $ 87,795,186
                                                                              -----------
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                          Investment Companies--Forms

     (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:         $109,695,653
                                                          ------------
   -----------------------------------------------------------------
     (vi)   Redemption credits available for use in future years $ ( 0 )
                                                                 -------
            -- if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:
   -----------------------------------------------------------------
     (vii)  Multiplier for determining registration fee
             (See Instruction C.9):                                 x000239
                                                                     ------
     (viii) Registration fee due [multiply Item 5(v) by
             Item 5(vii)] (enter "0" if no fee is due):             = $26,217,26
                                                                      ----------
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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares of other units) deducted here: __________
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______________

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                   + $0
                                                                      ----------

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:
                                                                   = $ 26,217,26
                                                                     -----------

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

         Method of Delivery:
                              [X]   Wire Transfer

                              [_]   Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Michelle Dragoo
                         ---------------------------------
                            Vice Pres
                         ---------------------------------

Date __________________________


  *Please print the name and title of the signing officer below the signature.

                                  INSTRUCTIONS

A. General

     1. This Form should be used by an open-end management investment company, face amount certificate company, or unit investment trust ("issuer") for annual filings required by rule 24f-2 under the Investment Company Act of 1940 [15
U.S.C.80a] ("Investment Company Act"). If the issuer has registered more than one class or series of securities on the same registration statement under the Securities Act of 1933 [15 U.S.C. 77aaa] ("Securities Act"), the issuer may file a single Form 24F-2 for those classes or series that have

                                                      (C) 2001, CCH INCORPORATED